	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2020

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------------		---------------
COMMON STOCKS - 94.99%
	Consumer Discretionary - Retailing - 7.73%
63,865	Burlington Stores, Inc. *	$12,576,934
155,000	CarMax, Inc. *	13,880,250
171,860	Ollie's Bargain Outlet Holdings, Inc. *	16,782,129
37,000	O'Reilly Automotive, Inc. *	15,601,790
48,000	Ulta Beauty, Inc. *	9,764,160
		---------------
		68,605,263
		---------------

	Consumer Discretionary - Services - 4.32%
6,000	Chipotle Mexican Grill, Inc. *	6,314,160
31,370	Domino's Pizza, Inc.	11,589,333
280,000	Service Corporation International	10,889,200
439,000	Wendy's Company (The)	9,561,420
		---------------
		38,354,113
		---------------

	Consumer Staples - Food & Staples
	Retailing - 2.08%
495,000	BJ's Wholesale Club, Inc. *	18,448,650
		---------------

	Consumer Staples - Food, Beverage &
	Tobacco - 5.11%
423,904	Conagra Brands, Inc.	14,908,704
66,000	Constellation Brands, Inc. - Class A	11,546,700
150,000	Lamb Weston Holdings, Inc.	9,589,500
435,000	Nomad Foods Limited *	9,330,750
		---------------
		45,375,654
		---------------

	Financials - Banks - 1.28%
610,000	Huntington Bancshares Incorporated	5,511,350
205,000	Webster Financial Corporation	5,865,050
		---------------
		11,376,400
		---------------

	Financials - Diversified - 3.63%
160,000	Northern Trust Corporation	12,694,400
160,000	Raymond James Financial, Inc.	11,012,800
155,000	SEI Investments Company	8,521,900
		---------------
		32,229,100
		---------------

	Financials - Insurance - 3.17%
60,000	Aon plc	11,556,000
83,917	Willis Towers Watson Public Limited Company	16,527,453
		---------------
		28,083,453
		---------------

	Health Care - Equipment & Services - 11.03%
40,000	Cooper Companies, Inc. (The)	11,345,600
215,000	Hologic, Inc. *	12,255,000
97,500	LivaNova PLC *	4,692,675
170,000	NuVasive, Inc. *	9,462,200
30,000	Quest Diagnostics Incorporated	3,418,800
90,500	ResMed Inc.	17,376,000
280,000	Smith & Nephew PLC sponsored ADR	10,673,600
74,500	STERIS plc	11,431,280
25,500	Teleflex Incorporated	9,281,490
34,000	Veeva Systems Inc. - Class A *	7,970,280
		---------------
		97,906,925
		---------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 5.41%
100,920	IQVIA Holdings Inc. *	14,318,530
15,235	Mettler-Toledo International Inc. *	12,272,554
130,000	PerkinElmer, Inc.	12,751,700
30,000	Vertex Pharmaceuticals Incorporated *	8,709,300
		---------------
		48,052,084
		---------------

	Industrials - Capital Goods - 13.15%
225,000	A.O. Smith Corporation	10,602,000
127,500	AMETEK, Inc.	11,394,675
322,000	Fastenal Company	13,794,480
197,500	Fortive Corporation	13,362,850
205,000	Fortune Brands Home & Security, Inc.	13,105,650
70,000	IDEX Corporation	11,062,800
78,000	L3Harris Technologies, Inc.	13,234,260
52,200	Lennox International Inc.	12,162,078

77,500	Nordson Corporation	14,702,525
57,500	Westinghouse Air Brake Technologies
	Corporation	3,310,275
		---------------
		116,731,593
		---------------

	Industrials - Commercial & Professional
	Services - 8.92%
240,000	IAA, Inc. *	9,256,800
273,443	IHS Markit Ltd.	20,644,946
120,000	Republic Services, Inc.	9,846,000
240,500	TransUnion	20,933,120
108,500	Verisk Analytics, Inc.	18,466,700
		---------------
		79,147,566
		---------------

	Industrials - Transportation - 2.93%
380,000	Knight-Swift Transportation Holdings Inc.	15,849,800
60,000	Old Dominion Freight Line, Inc.	10,175,400
		---------------
		26,025,200
		---------------

	Information Technology - Hardware &
	Equipment - 1.34%
102,500	CDW Corporation	11,908,450
		---------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 5.67%
140,000	Maxim Integrated Products, Inc.	8,485,400
113,750	Microchip Technology Incorporated	11,979,012
124,000	Skyworks Solutions, Inc.	15,854,640
142,640	Xilinx, Inc.	14,034,350
		---------------
		50,353,402
		---------------

	Information Technology - Software &
	Services - 13.86%
117,500	Broadridge Financial Solutions, Inc.	14,827,325
107,480	CyberArk Software Ltd. *	10,669,540
51,500	FleetCor Technologies, Inc. *	12,953,795
67,500	Gartner, Inc. *	8,189,775
91,762	Global Payments Inc.	15,564,670
63,500	Guidewire Software, Inc. *	7,038,975
57,000	Palo Alto Networks, Inc. *	13,091,190
65,000	Paylocity Holding Corporation *	9,482,850

126,000	Qualys, Inc. *	13,106,520
45,000	Twilio Inc. - Class A *	9,873,900
93,000	Zendesk, Inc. *	8,233,290
		---------------
		123,031,830
		---------------

	Materials - 2.51%
90,000	AptarGroup, Inc.	10,078,200
105,000	Vulcan Materials Company	12,164,250
		---------------
		22,242,450
		---------------

	Real Estate - 2.85%
280,000	CBRE Group, Inc. *	12,661,600
173,729	CyrusOne Inc.	12,638,785
		---------------
		25,300,385
		---------------

	TOTAL COMMON STOCKS
	(cost $519,531,188)	843,172,518
		---------------

SHORT-TERM INVESTMENTS - 4.93%
	U.S. Government Securities - 3.83%
$9,000,000	U.S. Treasury Bill 07/02/2020, 0.041%	8,999,990
8,000,000	U.S. Treasury Bill 07/30/2020, 0.041%	7,999,742
8,000,000	U.S. Treasury Bill 08/13/2020, 0.051%	7,999,522
9,000,000	U.S. Treasury Bill 09/03/2020, 0.061%	8,999,040
		---------------
		33,998,294
		---------------

	Money Market Funds - 1.10%
3,441,763	Invesco Treasury Portfolio Short-Term
	Investments Trust (Institutional Class),
	7-day net yield 0.08%	3,441,763

6,362,787	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.05%	6,362,787
		---------------
		9,804,550
		---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $43,802,844)	43,802,844
---------------

TOTAL INVESTMENTS
(cost $563,334,032) - 99.92%	886,975,362
---------------

OTHER ASSETS, NET OF LIABILITIES - 0.08%	684,758
---------------
TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$887,660,120
---------------
---------------

% of net assets.
* Non-income producing.

As of June 30, 2020, investment cost for federal tax purposes was $563,230,979 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$330,687,146
Unrealized depreciation	(6,942,763)
---------------
Net unrealized appreciation	$323,744,383
---------------
---------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------------	-------------------
Level 1 -
Common Stocks(1)	$843,172,518
Money Market Funds	9,804,550
Level 2 -
U.S. Government Securities	33,998,294
Level 3 -
None	--
---------------
Total	$886,975,362
---------------
---------------

(1) See Schedule above for further detail by industry.